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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 30 Rowes Wharf, 4th Floor
         Boston, MA 02110

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name   Carolyn P. Haley
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn P. Haley                     Boston, MA    5/15/07
-------------------------------------   [City, State]    [Date]
             [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER     NAME

28-__________            ___________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:   $501,778
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   _________________________

[Repeat as necessary]

                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1                                                       (SEC USE ONLY)

                                                                                         COLUMN 6                      COLUMN 8
                                                                                   INVESTMENT DISCRETION           VOTING AUTHORITY
                                                     COLUMN 4         COLUMN 5        (b) SHARED-   (c)   COLUMN 7     (SHARES)
COLUMN 1                        COLUMN 2    COLUMN 3   VALUE  SHARES OR SH/ PUT/  (a)  AS DEFINED SHARED-  OTHER    (a)   (b)   (c)
NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V  OTHER   MANGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACADIA Pharmaceuticals,
Inc.                            Common     004225108    9,971   663,868 SH       Sole                        NA    Sole
Adams Respiratory
Therapeutics, Inc.              Common     00635P107    3,195    95,000 SH       Sole                        NA    Sole
Akorn, Inc.                     Common     009728106    6,868 1,017,489 SH       Sole                        NA    Sole
Align Technology, Inc.          Common     016255101   12,831   809,000 SH       Sole                        NA    Sole
Alkermes, Inc.                  Common     01642T108    9,526   617,000 SH       Sole                        NA    Sole
Allergan, Inc.                  Common     018490102    6,272    56,600 SH       Sole                        NA    Sole
Allscripts Healthcare
Solutions, Inc.                 Common     01988P108    2,212    82,500 SH       Sole                        NA    Sole
Alnylam Pharmaceuticals,
Inc.                            Common     02043Q107    2,250   125,000 SH       Sole                        NA    Sole
American Medical Systems
Holdings, Inc.                  Common     02744M108    7,346   347,000 SH       Sole                        NA    Sole
Amgen, Inc.                     Common     031162100   10,243   183,300 SH       Sole                        NA    Sole
Amylin Pharmaceuticals,
Inc.                            Common     032346108    8,051   215,500 SH       Sole                        NA    Sole
Arena Pharmaceuticals, Inc.     Common     040047102      967    89,000 SH       Sole                        NA    Sole
Ariad Pharmaceuticals, Inc.     Common     04033A100      694   154,595 SH       Sole                        NA    Sole
Aspreva Pharmaceuticals
Corp.                           Common     04538T109    9,674   448,700 SH       Sole                        NA    Sole
Avalon Pharmaceuticals,
Inc.                            Common     05346P106    1,927   405,721 SH       Sole                        NA    Sole
Barr Pharmaceuticals, Inc.      Common     068306109    7,078   152,700 SH       Sole                        NA    Sole
Barrier Therapeutics, Inc.      Common     06850R108    1,988   288,066 SH       Sole                        NA    Sole
Biogen Idec Inc.                Common     09062X103    6,369   143,500 SH       Sole                        NA    Sole
BioMarin Pharmaceuticals,
Inc.                            Common     09061G101    2,900   168,000 SH       Sole                        NA    Sole
Caraco Pharmaceutical
Laboratories, Inc.              Common     14075T107    2,681   220,100 SH       Sole                        NA    Sole
Celgene Corp.                   Common     151020104   20,449   389,800 SH       Sole                        NA    Sole
Critical Therapeutics, Inc.     Common     22674T105    1,166   534,805 SH       Sole                        NA    Sole
Cubist Pharmaceuticals,
Inc.                            Common     229678107   13,002   589,139 SH       Sole                        NA    Sole
Cytyc Corp.                     Common     232946103    6,175   180,500 SH       Sole                        NA    Sole
deCODE Genetics, Inc.            Note      243586AB0      480   700,000 SH       Sole                        NA    Sole
DJO Incorporated                Common     23325G104    5,128   135,300 SH       Sole                        NA    Sole
Eclipsys Corporation            Common     278856109    3,937   204,300 SH       Sole                        NA    Sole
Emageon, Inc.                   Common     29076V109    6,019   547,224 SH       Sole                        NA    Sole
Encysive Pharmaceuticals,
Inc.                            Common     29256X107    1,423 2,100,000 SH       Sole                        NA    Sole
eResearch Technology, Inc.      Common     29481V108    1,738   221,100 SH       Sole                        NA    Sole
Exelixis, Inc.                  Common     30161Q104    8,394   844,430 SH       Sole                        NA    Sole
Genentech, Inc.                 Common     368710406   10,733   130,700 SH       Sole                        NA    Sole
Genzyme Corporation             Common     372917104   16,887   281,350 SH       Sole                        NA    Sole
Gilead Sciences, Inc.           Common     375558103   31,564   412,600 SH       Sole                        NA    Sole
HealthExtras, Inc.              Common     422211102    5,681   197,400 SH       Sole                        NA    Sole
Idenix Pharmaceuticals,
Inc.                            Common     45166R204    6,200   849,300 SH       Sole                        NA    Sole
IDEXX Laboratories, Inc.        Common     45168D104   10,743   122,600 SH       Sole                        NA    Sole
Inspire Pharmaceuticals,
Inc.                            Common     457733103    3,522   617,915 SH       Sole                        NA    Sole
Inverness Medical
Innovations, Inc.               Common     46126P106   10,367   236,800 SH       Sole                        NA    Sole
Invitrogen Corporation          Common     46185R100    2,864    45,000 SH       Sole                        NA    Sole
Laboratory Corp. of America
Holdings,                       Common     50540R409    7,844   108,000 SH       Sole                        NA    Sole
Lexicon Genetics, Inc.          Common     528872104    3,989 1,099,000 SH       Sole                        NA    Sole
MannKind Corporation            Common     56400P201    4,984   348,500 SH       Sole                        NA    Sole
Matritech, Inc.                 Common     576818108      495   971,328 SH       Sole                        NA    Sole
Medarex, Inc.                   Common     583916101    5,100   394,100 SH       Sole                        NA    Sole
Medco Health Solutions,
Inc.                            Common     58405U102   13,346   184,000 SH       Sole                        NA    Sole
Medicis Pharmaceutical
Corporation                     Common     584690309    3,005    97,500 SH       Sole                        NA    Sole
MedImmune, Inc.                 Common     584699102   15,229   418,500 SH       Sole                        NA    Sole

                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL
MANAGEMENT LLC                                                    (SEC USE ONLY)
Page 1 of 1

                                                                                         COLUMN 6                      COLUMN 8
                                                                                   INVESTMENT DISCRETION           VOTING AUTHORITY
                                                     COLUMN 4         COLUMN 5        (b) SHARED-   (c)   COLUMN 7     (SHARES)
COLUMN 1                        COLUMN 2    COLUMN 3   VALUE  SHARES OR SH/ PUT/  (a)  AS DEFINED SHARED-  OTHER    (a)   (b)   (c)
NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V  OTHER   MANGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                 Common     585055106    2,944    60,000 SH       Sole                        NA    Sole
Medwave, Inc.                   Common     585081102      345 1,277,372 SH       Sole                        NA    Sole
MGI PHARMA, Inc.                Common     552880106    4,112   183,000 SH       Sole                        NA    Sole
Momenta Pharmaceuticals,
Inc.                            Common     60877T100    2,869   221,359 SH       Sole                        NA    Sole
National Med Health Card
Systems, Inc.                   Common     636918302    1,222    79,020 SH       Sole                        NA    Sole
Natus Medical, Inc.             Common     639050103    4,755   267,600 SH       Sole                        NA    Sole
NitroMed, Inc.                  Common     654798503    2,173   696,600 SH       Sole                        NA    Sole
Panacos Pharmaceuticals,
Inc.                            Common     69811Q106    2,491   538,000 SH       Sole                        NA    Sole
PAREXEL International Corp.     Common     699462107    4,316   120,000 SH       Sole                        NA    Sole
PDL BioPharma Inc.              Common     69329Y104   10,179   469,080 SH       Sole                        NA    Sole
PerkinElmer, Inc.               Common     714046109    7,142   294,900 SH       Sole                        NA    Sole
Pharmaceutical Product
Development, Inc.               Common     717124101    5,323   158,000 SH       Sole                        NA    Sole
Progenics Pharmaceuticals,
Inc.                            Common     743187106    4,052   171,100 SH       Sole                        NA    Sole
Quest Diagnostics, Inc.         Common     74834L100    3,940    79,000 SH       Sole                        NA    Sole
Rigel Pharmaceuticals, Inc.     Common     766559603      914    84,156 SH       Sole                        NA    Sole
Schering-Plough Corporation     Common     806605101    3,569   139,900 SH       Sole                        NA    Sole
Senomyx, Inc.                   Common     81724Q107    2,529   204,250 SH       Sole                        NA    Sole
Shire PLC                    Sponsored ADR 82481R106    8,412   135,900 SH       Sole                        NA    Sole
Stryker Corporation             Common     863667101    6,632   100,000 SH       Sole                        NA    Sole
Symmetry Medical, Inc.          Common     871546206    3,913   239,600 SH       Sole                        NA    Sole
Teva Pharmaceutical
Industries, Ltd. ADR              ADR      881624209   21,379   571,177 SH       Sole                        NA    Sole
Thermo Fisher Scientific,
Inc.                            Common     883556102   10,285   220,000 SH       Sole                        NA    Sole
Third Wave Technologies,
Inc.                            Common     88428W108    1,636   320,873 SH       Sole                        NA    Sole
UnitedHealth Group, Inc.        Common     91324P102   16,156   305,000 SH       Sole                        NA    Sole
Vital Images, Inc.              Common     92846N104    2,578    77,500 SH       Sole                        NA    Sole
VNUS Medical Technologies,
Inc.                            Common     928566108    7,058   704,358 SH       Sole                        NA    Sole
WellPoint, Inc.                 Common     94973V107   15,815   195,000 SH       Sole                        NA    Sole
Wyeth                           Common     983024100    5,003   100,000 SH       Sole                        NA    Sole
Xenoport, Inc.                  Common     98411C100    3,633   130,400 SH       Sole                        NA    Sole
Zix Corp.                       Common     98974P100    2,896 1,600,000 SH       Sole                        NA    Sole

COLUMN TOTALS                                        $501,778